7. INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Investment In Associated Companies Details
Gambitious Coop Current assets	$ 45,432	$ 207,414
Gambitious Coop Property and equipment
Gambitious Coop Assets	45,432	207,414
Gambitious Coop Current liabilities	87,537	33,861
Gambitious Coop Stockholders’ equity	(42,105)	173,553
Gambitious Coop Liabilities Equity	$ 45,432	$ 207,414